MATERIAL ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other account receivables	$ 17	$ 15
Gross amount and discounted presented value	128
Increase decrease in revenue recognized	564	0
Recognized revenue	2,200
Intangible assets development costs	$ 637